SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Accounting Policies [Abstract]
Use Of Estimates	Significant estimates include reveune recogniton, valuation of financial instruments, goodwill, fair value measurements and business combinations.

Basis of Presentation

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a voting control of greater than 50% or for which we are the primary beneficiary, whereby we have the power to direct the most significant activities and the obligation to absorb significant losses or receive significant benefits from the entity. We separately present our noncontrolling interests in the consolidated financial statements. For affiliates we do not control but where significant influence over financial and operating policies exists, as typically evidenced by a voting control of 20% to 50%, the investment is accounted for using the equity method. In addition, the assets, liabilities, and results of operations of all variable interest entities for which we have determined we are the primary beneficiary are included in our consolidated financial statements from the date such determination is made. All significant inter-company investments, accounts, and transactions have been eliminated.

Going Concern

Going Concern

The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company had a net loss of $(19,727,913)and $(9,356,411) for the years ended March 31, 2016 and 2015, respectively. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
The Company is continuing with its plan to further grow and expand its mobile payment processing operations in India. Management believes that its current operating strategy will provide the opportunity for the Company to continue as a going concern as long as it continues to obtain additional financing; however, there is no assurance this will occur. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Disposition of Assets

Disposition of Assets

On November 30, 2015, CLPI consummated the sale of Calpian Commerce, Inc. and certain portfolio assets of CLPI and CRA. As a result of the sale, the results of operations for all periods presented and the (loss) gain on disposal have been included in “Net (loss) income from discontinued operations” in our consolidated statements of operations. Additionally, these assets and liabilities have been presented as discontinued operations in our consolidated balance sheet as of March 31, 2015 retroactively. See note 17 — Sale of U.S. Operations for additional information.

Reclassifications

Reclassifications

Certain previously reported amounts have been reclassified to conform to the current presentation.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Carrying values of cash and equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, and interest payable approximate fair values. Additionally, carrying value of senior notes, subordinated notes, and note payable approximate the estimated fair value for debt with similar terms, interest rates, and remaining maturities currently available to companies with similar credit ratings.
The estimated fair value of our common stock issued in share-based payments is measured by the more relevant of: (i) the prices received in private placement sales of our stock or; (ii) its publicly-quoted market price. We estimate the fair value of warrants, other than those included in common stock unit purchases, and stock options when issued or vested using the Black-Scholes option-pricing model which requires the input of highly subjective assumptions. Recognition in shareholders’ equity and expense of the fair value of stock options awarded to employees is on the straight-line basis over the requisite service period and, for grants to non-employees, when the options vest. The fair value of exercisable warrants on the date of issuance issued in connection with debt financing transactions or for services are deferred and expensed over the term of the debt or as services are performed.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company believes the carrying values of cash and equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, and interest payable approximate their fair values. Additionally, the Company believes the carrying value of its senior notes, subordinated notes, and note payable approximate the estimated fair value for debt with similar terms, interest rates, and remaining maturities currently available to companies with similar credit ratings.
The estimated fair value of our common stock issued in share-based payments is measured by the more relevant of: (i) the prices received in private placement sales of our stock or; (ii) its publicly-quoted market price. We estimate the fair value of warrants, other than those included in common stock unit purchases, and stock options when issued or vested using the Black-Scholes option-pricing model which requires the input of highly subjective assumptions. Recognition in shareholders’ equity and expense of the fair value of stock options awarded to employees is on the straight-line basis over the requisite service period and, for grants to non-employees, when the options vest. The fair value of exercisable warrants on the date of issuance issued in connection with debt financing transactions or for services are deferred and expensed over the term of the debt or as services are performed.

Convertible Instruments and Derivative Financial Instruments

Convertible Instruments

Certain debt instrument require us to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. This criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Debt discounts under these arrangements are amortized over the debt term.

Derivative Financial Instruments

We classify as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provide a choice of net-cash settlement or settlement in our own shares providing that such contracts are indexed to the Company’s common stock. We classify as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counter party a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assesses classification of its common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.
Our free standing derivatives consist of embedded conversion options with a convertible note. The Company evaluated these derivatives to assess their proper classification in the condensed consolidated balance sheets using the applicable classification criteria enumerated under ASC 815-Derivatives and Hedging. We determined certain embedded conversion features do not contain fixed settlement provisions. As a result, we were required to record the conversion option associated with the debt as an embedded derivative. We previously recorded this liability as a derivative liability within current liabilities in our historical consolidated balance sheet. Changes in the value of this derivative liability has been marked-to-market at the end of each reporting period and recorded as Other income (expense) in our condensed consolidated statements of operations and comprehensive loss. As of December 31 and March 31, 2016 we did not have any outstanding convertible instruments that would be classified as a derivative.

Convertible Instruments

Certain debt instrument require us to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. This criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption.

Derivative Financial Instruments

We classifiy as equity any contracts that (i) require physical settlement or net-share settlement or (ii) provide a choice of net-cash settlement or settlement in our own shares providing that such contracts are indexed to our common stock. We classify as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counter party a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement). We assesses classification of its common stock purchase warrants and other free standing derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required.
Our free standing derivatives consist of embedded conversion options with a convertible note. The Company evaluated these derivatives to assess their proper classification in the consolidated balance sheets using the applicable classification criteria enumerated under ASC 815-Derivatives and Hedging. The Company determined that certain embedded conversion features do not contain fixed settlement provisions. As a result, we were required to record the conversion option associated with the debt as an embedded derivative. We previously recorded this liability as a derivative liability within current liabilities in our historical consolidated balance sheet. Changes in the value of this derivative liability has been marked-to-market at the end of each reporting period and recorded as Other income (expense) in our consolidated statements of operations and comprehensive loss. As of March 31, 2016 and 2015, we did not have any outstanding convertible instruments thtat would be classified as a derivative.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of our Indian operations is the Indian Rupee. Indian assets and liabilities are translated into U.S. dollars at the exchange rates in effect at each consolidated balance sheet date. Revenues and expenses are translated at quarterly average exchange rates and resulting translation gains or losses are accumulated in other comprehensive loss as a separate component within the accompanying statements of shareholders’ equity. Additionally, cumulative translation adjustments recorded in other comprehensive income are reclassified to noncontrolling interest proportionally based on the weighted average percentage ownership interest held by the noncontrolling interest.

Foreign Currency Translation

The functional currency of MoneyOnMobile, consisting of DPPL and the variable interest entities MMPL and Payblox, is the Indian Rupee. MoneyOnMobile assets and liabilities are translated into U.S. dollars at the exchange rates in effect at each consolidated balance sheet date. Revenues and expenses are translated at quarterly average exchange rates and resulting translation gains or losses are accumulated in other comprehensive loss as a separate component within the accompanying statements of shareholders’ equity. Additionally, cumulative translation adjustments recorded in other comprehensive income are reclassified to noncontrolling interest proportionally based on the weighted average percentage ownership interest held by the noncontrolling interest.

Cash and Equivalents

Cash and Equivalents

We consider cash, deposits, and short-term investments with original maturities of three months or less as cash and equivalents. Our deposits at financial institutions at times exceed amounts covered by U.S. Federal Deposit Insurance Corporation insurance.

Due from Distributors

Due from Distributors

Amounts represent purchases made by MoneyOnMobile consumers for which payment was made to an agent. As of March 31, 2016 and 2015, there were one and three distributors, which comprised 92% and 80%, respectively.

Property And Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization, using the straight-line method based on estimated useful lives of three to five years. The building purchased in India has an estimated useful life of 39 years. Repairs and maintenance are charged to expense as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations and comprehensive operations.

Equity Investment

Equity Investment

Under the equity method of accounting, the Company records its proportionate share of the net earnings or losses and a corresponding increase or decrease to the investment balance. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable. No impairments were recorded during years ended March 31, 2016 or 2015.

Deferred Financing Costs

Deferred Financing Costs

The Company capitalizes third-party costs paid to obtain its debt financing. Capitalized costs are then amortized using a straight-line basis over the related debt term into interest expense.

Business Combinations

Business Combinations

We allocate the fair value of purchase consideration to the tangible assets acquired, liabilities assumed and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired customer lists, acquired technology, and trade names from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

Goodwill

Goodwill

Goodwill consists of the cost of our acquired businesses in excess of the fair value of the identifiable net assets acquired and is allocated to reporting units based on the relative fair value of the future benefit of the purchased operations to our existing business units as well as the acquired business unit.
We perform an annual impairment assessment in the fourth quarter of each fiscal year, or more frequently if indicators of potential impairment exist, to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. We have elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of our single reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment under Accounting Standards Update (ASU) No. 2011-08, Goodwill and Other (Topic 350): Testing Goodwill for Impairment, issued by the Financial Accounting Standards Board (FASB). Qualitative factors considered in this assessment include industry and market considerations, overall financial performance, and other relevant events and factors affecting the reporting unit. If we determine that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

Goodwill

Goodwill consists of the cost of our acquired businesses in excess of the fair value of the identifiable net assets acquired and is allocated to reporting units based on the relative fair value of the future benefit of the purchased operations to our existing business units as well as the acquired business unit.
We perform an annual impairment assessment in the fourth quarter of each fiscal year, or more frequently if indicators of potential impairment exist, to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. We have elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of our single reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment under Accounting Standards Update (ASU) No. 2011-08, Goodwill and Other (Topic 350): Testing Goodwill for Impairment, issued by the Financial Accounting Standards Board (FASB). Qualitative factors considered in this assessment include industry and market considerations, overall financial performance, and other relevant events and factors affecting the reporting unit. If we determine that it is more likely than not that its fair value is less than its carrying amount, then the two-step goodwill impairment test is performed. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.
After reviewing the results of multiple valuation models, a weighted average approach on a financial controlling basis was considered most appropriate comprised of an 80% weight to the market approach (40% precedent transactions (subject company), 15% precedent transactions (comparable company) and 25% guideline public company) and a 20% weight to the income approach (20% discounted cash flow). Additionally, other information such as current market, industry and macro economic conditions were utilized to assist to develop these fair value measurements.
For its MoneyOnMobile annual impairment assessment for the year ended March 31, 2016 and 2015, we determined it was more likely than not that the fair value of this reporting unit exceeded its carrying value. As a result, we concluded that goodwill was not impaired for the year ended March 31, 2016 or 2015. The percentage that fair value of goodwill exceeded carrying value as of March 31, 2016 and 2015 was 91.3% and 23.9%, respectively.

Intangible Assets

Intangible Assets

Intangible assets consist of software (excluding computer software), customer lists, trademarks, distributor contracts and domain names acquired through business combinations, or consists of software developed or obtained for internal use, as well as software intended for resale. Costs to develop internal use computer software during the application development stage are capitalized on a per project basis and are amortized on a straight line basis over its useful life.
Costs for software developed for resale are expensed as incurred until technological feasibility is established, capitalized once technological feasibility occurs, including costs for coding and testing, and expensed once the software is available for release to customers. Capitalized costs for software available for sale are amortized over the greater of the amounts computed for the (1) expected revenue to total anticipated revenue or (2) straight line basis over its estimated useful life.
The amortization period is five years for customer lists, acquisition costs and trademarks, five years for internal use software, three years for software developed for resale and domain names are not amortized. Capitalized finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Indefinite-lived assets are not amortized, but reviewed at least annually for potential impairment.

Intangible Assets

Intangible assets consist of software (excluding computer software), customer lists, trademarks, distributor contracts and domain names acquired through business combinations, or consists of software developed or obtained for internal use, as well as software intended for resale. Costs to develop internal use computer software during the application development stage are capitalized on a per project basis and are amortized on a straight line basis over its useful life. Capitalized costs for internally developed software during the years ended March 31, 2016 and 2015 totaled $530,015 and $115,440, respectively.
Costs for software developed for resale are expensed as incurred until technological feasibility is established, capitalized once technological feasibility occurs, including costs for coding and testing, and expensed once the software is available for release to customers. Capitalized costs for software available for sale are amortized over the greater of the amounts computed for the (1) expected revenue to total anticipated revenue or (2) straight line basis over its estimated useful life. Capitalized costs for software developed for resale during the years ended March 31, 2016 and 2015 totaled $0 for both periods.
The weighted average amortization period is five years for customer lists, acquisition costs and trademarks, five years for internal use software, three years for software developed for resale and domain names are not amortized. Capitalized finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Indefinite-lived assets are not amortized, but reviewed at least annually for potential impairment.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

In addition to the annual goodwill impairment test, long-lived assets, including property and equipment and other intangible assets, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. In addition to the recoverability assessment, we routinely review the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If we reduce the estimated useful life assumption for any asset, the remaining unamortized balance would be amortized or depreciated over the revised estimated useful life. There were no adjustments to the carrying value or useful lives of long-lived assets (other than goodwill) during the three or nine months ended December 31, 2016 or 2015.

Impairment of Long-Lived Assets

In addition to the annual goodwill impairment test, long-lived assets, including property and equipment and other intangible assets, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. If such review indicates that the carrying amount of long-lived assets is not recoverable, the carrying amount of such assets is reduced to fair value. In addition to the recoverability assessment, we routinely review the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If we reduce the estimated useful life assumption for any asset, the remaining unamortized balance would be amortized or depreciated over the revised estimated useful life. There were no adjustments to the carrying value or useful lives of long-lived assets (other than goodwill) during the years ended March 31, 2016 or 2015.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the price is fixed or determinable; and (4) collectability is reasonably assured.
The following revenue recognition policies define the manner in which the Company recognizes its sales transactions:
Money transfer represents our instant domestic remittance service in India. Once a consumer has established a MoneyOnMobile electronic wallet account, they have the capability to facilitate non-distributor-related transactions with other parties that have MoneyOnMobile accounts, including other retailers, utilities and other consumers. The Company records revenue, representing a variable transaction fee, upon completion of a money transfer transaction. Distributors often keep a prepaid balance with MoneyOnMobile to facilitate MoneyOnMobile transactions. Prepaid balances are deferred until utility units are delivered to the end consumer.
Bill payment transactions provide consumers the ability to pay utility bills by mobile phone text message and smart phone through the Company’s distribution network. This process is facilitated through the Company’s electronic wallet technology. The Company earns a fixed transaction fee from the consumer’s service provider for our payment facilitation services. The Company records revenue upon confirmation of a customer transaction on a net basis, which represents the commission earned by the Company from the service provider.
Recharges are comprised of mobile phone and direct-to-home (‘DTH’) top ups made by consumers. The Company purchases utility units from various vendors for resale through our network of distributors. Revenue is recognized on delivery of the utility units to the end consumer on a net basis, as the Company is acting in an agent capacity. The Company does not change the product or perform part of the service, has minimal discretion in supplier selection, has minimal latitude in establishing prices and possesses no credit risk.
Ticketing and other revenue represents the sale of train tickets, airline tickets, hotel bookings and online purchases made by consumers through third party partner websites. Revenue is recorded at time of consumer purchase on a net basis, which represents the commission earned by the Company from the service provider.
As of December 31 and March 31, 2016 advances from distributors was $2,285,918 and $4,013,509, respectively.

Revenue Recognition

The Company recognizes revenue when (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been performed; (3) the price is fixed or determinable; and (4) collectability is reasonably assured. The Company has three primary revenue streams: residual portfolios, merchant payment processing fees, and MoneyOnMobile transactions.
The following revenue recognition policies define the manner in which the Company accounts for sales transactions:
MoneyOnMobile
A significant portion of revenue is attributable to Merchant Services, including Mobile Recharge and Direct-to-Home. In these transactions, revenue from purchased utility units is recognized on a net basis, as the Company is acting in an agent capacity. MoneyOnMobile does not change the product or perform part of the service, has minimal discretion in supplier selection, has minimal latitude in establishing prices and possesses no credit risk.
Other services offered are Consumer Services, including bill payment and money transfer. For bill payment transactions, MoneyOnMobile acts as an agent with consumers. Distributors use MoneyOnMobile’s electronic wallet technology to allow consumers to pay utility bills by mobile phone text message and smart phone. MoneyOnMobile earns a fixed transaction fee for these services. For our money transfer services, once a consumer has established a MoneyOnMobile electronic wallet account, consumers can use MoneyOnMobile’s technology to facilitate non-distributor-related transactions with other parties that have MoneyOnMobile accounts, including other retailers and utilities and other MoneyOnMobile consumers. MoneyOnMobile also earns a fixed transaction fee for these services.
Distributors often keep a prepaid balance with MoneyOnMobile to facilitate transactions. Prepaid balances are deferred until utility units are delivered. As of March 31, 2016 and 2015, advances from distributors was $4,013,509 and $658,346, respectively.
Revenue from the above services and transaction fees are recognized on a net basis, as the Company is not the primary obligor, does not establish prices and does not maintain inventory or credit risk.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, there are various claims in process, matters in litigation, and other contingencies. Currently, there are no claims that had a material effect on the Company. See note 13 —  Commitment and Contingencies for additional details.

Income Taxes

Income Taxes

Deferred income taxes are recognized for the future income tax effects of differences in the carrying amounts of assets and liabilities for financial reporting and income tax return purposes, including undistributed foreign earnings and losses, using enacted tax laws and rates. A valuation allowance is recognized if it is more likely than not that some or all of a deferred tax asset may not be realized. Tax liabilities, together with interest and applicable penalties included in the income tax provision, are recognized for the benefits, if any, of uncertain tax positions in the financial statements which, more likely than not, may not be realized.

Advertising

Advertising

Advertising costs are expensed as incurred. During the years ended March 31, 2016 and 2015, advertising expense was $1,485,467 and $301,925, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP. On July 2015, the FASB deferred the effective date of the new revenue recognition standard by one year. We are evaluating the effect that ASU 2014-09 will have on our consolidated financial statements and related disclosures.
In February 2016, the FASB issued its final lease accounting standard, FASB Accounting Standard Codification (“ASC”) Topic 842, Leases, which requires lessees to reflect most leases on their balance sheet as assets and obligations. The effective date for the standard is for fiscal years beginning after December 15, 2018. We are evaluating the effect that ASC 842 will have on our consolidated financial statements and related disclosures. The standard is to be applied under the modified retrospective method, with elective reliefs, which requires application of the new guidance for all periods presented.
In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-04, Intangibles — Goodwill and Other (Topic 350), which has simplified the test for goodwill impairment. This ASU eliminated step two of the goodwill impairment test. The effective date for the company is April 1, 2020. However, we intend to early adopt for our annual goodwill impairment test performed in our upcoming fourth quarter of the current fiscal year. The effect that ASU 2017-04 will reduce the complexity of the goodwill impairment test.
There are no other recently issued accounting pronouncements not yet adopted or recently issued pronouncements that we expect to have a material effect on the presentation or disclosure of our future consolidated operating results, cash flows or financial condition.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP. On July 2015, the FASB deferred the effective date of the new revenue recognition standard by one year. We are evaluating the effect that ASU 2014-09 will have on our consolidated financial statements and related disclosures.
In February 2016, the FASB issued its final lease accounting standard, FASB Accounting Standard Codification (“ASC”) Topic 842, Leases, which requires lessees to reflect most leases on their balance sheet as assets and obligations. The effective date for the standard is for fiscal years beginning after December 15, 2018. We are evaluating the effect that ASC 842 will have on our consolidated financial statements and related disclosures. The standard is to be applied under the modified retrospective method, with elective reliefs, which requires application of the new guidance for all periods presented.
In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies the accounting for income taxes, among other changes, related to stock-based compensation. We are evaluating the effect that ASU 2016-09 will have on our consolidated financial statements.
There are no other recently issued accounting pronouncements not yet adopted or recently issued pronouncements that we expect to have a material effect on the presentation or disclosure of our future consolidated operating results, cash flows or financial condition.